Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments
13	Derivative financial instruments

Details of derivative financial instruments are as follows:

	As at 31 December
	2021	2020
Derivative financial assets
- Hedging instruments for cash flow hedge (fuel swap contracts)	669,959	184,458
- Hedging instruments for cash flow hedge (exchange forward contracts)	52,252	275

Total	722,211	184,733

Less: non-current portion
- Hedging instruments for cash flow hedge (fuel swap contracts)	20,516	74,551
- Hedging instruments for cash flow hedge (exchange forward contracts)	49,237	3

Total non-current portion	69,753	74,554

Current portion	652,458	110,179

Derivative financial liabilities
- Hedging instruments for cash flow hedge (fuel swap contracts)	16,328	45,111
- Hedging instruments for cash flow hedge (exchange forward contracts)	14,201	68,853
- Hedging instruments for cash flow hedge (interest rate swap contracts)	109,828	181,037

Total	140,357	295,001

Less: non-current portion
- Hedging instruments for cash flow hedge (fuel swap contracts)	4,383	10,358
- Hedging instruments for cash flow hedge (exchange forward contracts)	1,777	17,551
- Hedging instruments for cash flow hedge (interest rate swap contracts)	93,163	160,230

Total non-current portion	99,323	188,139

Total current portion	41,034	106,862

For the years ended 31 December 2021 and 2020, no material ineffective portion arising from cash flow hedges was recognized in profit or loss.

TPG uses foreign currency forward contracts which are designated as hedging instruments in cash flow hedges of purchase in USD. It also uses fuel oil swap contracts to hedge its fuel price risk arising from highly probable forecast purchases of fuel purchases.

13	Derivative financial instruments (continued)

TPG uses various interest rate swap contracts to hedge floating semi-annual interest payments on borrowings with maturity dates up to 2021. TPSTMWR also uses various interest rate swap contracts to hedge floating quarterly interest payments on borrowings with maturity dates up to 2044. The notional principal amount of these outstanding interest rate swap contracts at 31 December 2021 was S$139 million (RMB equivalent of RMB658 million) (2020: S$142 million (RMB equivalent of RMB700 million)). Through these arrangements, TPG and TPSTMER swapped original floating interest (6-month SOR and 3-month SOR) to annual fixed interest determined by individual swap contracts. These interest rate swap contracts are settled quarterly from September 2018 to June 2044. As at 31 December 2021, the remaining interest rate swap contracts were carried on the consolidated statement of financial position as financial liabilities of RMB110 million (2020: financial liabilities of RMB181 million).

There is an economic relationship between the hedged items and the hedging instruments as the terms of the exchange forward contracts, fuel swap contracts and interest rate swap contracts match the terms of the expected highly probable forecast transactions and borrowings (i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the exchange forward, fuel swaps and interest rate swaps are identical to the hedged risk components. To test the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.

The hedge ineffectiveness can arise from:

(a)	Differences in the timing of the cash flows of the hedged items and the hedging instruments.
(b)	Different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
(c)	The counterparties’ credit risk differently impacting the fair value movements of the hedging instruments and hedged items.
(d)	Changes to the forecasted amount of cash flows of hedged items and hedging instruments.
13	Derivative financial instruments (continued)

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments is as follows:

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2021
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	669,959	669,959	649,443	20,516	—

Forward exchange contracts used for hedging
- inflows		4,747,875	634,806	4,113,069	—
- outflows		(4,665,114)	(632,358)	(4,032,756)	—

	52,252	82,761	2,448	80,313	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	(16,328)	(16,328)	(11,945)	(4,383)	—

Forward exchange contracts used for hedging
- inflows		1,521,083	1,198,204	322,879	—
- outflows		(1,536,817)	(1,212,445)	(324,372)	—

	(14,201)	(15,734)	(14,241)	(1,493)	—

Net-settled interest rate swaps used for hedging
- net cash outflows	(109,828)	(150,323)	(32,683)	(36,821)	(80,819)

13	Derivative financial instruments (continued)

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments are as follows (continued):

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2020
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	184,458	184,458	109,907	74,551	—

Forward exchange contracts used for hedging
- inflows		304,090	302,424	1,666	—
- outflows		(303,780)	(302,120)	(1,660)	—

	275	310	304	6	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	(45,111)	(45,111)	(34,753)	(10,358)	—

Forward exchange contracts used for hedging
- inflows		1,918,752	1,498,700	420,052	—
- outflows		(1,986,755)	(1,549,515)	(437,240)	—

	(68,853)	(68,003)	(50,815)	(17,188)	—

Net-settled interest rate swaps used for hedging
- net cash outflows	(181,037)	(230,534)	(37,564)	(69,890)	(123,080)